SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING (Details) (Parenthetical) - shares	Jul. 23, 2024	May 21, 2024
IfrsStatementLineItems [Line Items]
Number of shares issued		3,351,000
Number of shares exercised		6,450,000
Non-adjusting Events After Reporting Period [member]
IfrsStatementLineItems [Line Items]
Number of shares exercised	3,099,000